Note 11 - Subsequent Events (Details Textual) - USD ($)		1 Months Ended
	Feb. 27, 2017	Jan. 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Dec. 31, 2015
Acuitas [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.33	$ 0.30
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,028,029	935,008
Shamus [Member] | Shamus Warrants [Member]
Warrant Term			5 years	5 years
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion			75.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.85	$ 1.10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				318,182
Subsequent Event [Member] | Twenty Seventeen Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	14,000,000
Subsequent Event [Member] | Twenty Ten Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	1,500,000
Subsequent Event [Member] | Acuitas [Member] | January 2017 Warrants [Member]
Warrant Term		5 years
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion		100.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.85
Subsequent Event [Member] | Acuitas [Member] | December 2016 Warrants [Member]
Class of Warrant or Right, Additional Percent of Securities Called by Warrants or Rights Upon Conversion		25.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		827,293
Subsequent Event [Member] | Acuitas [Member] | January 2017 Convertible Debenture [Member]
Proceeds from Issuance of Debt		$ 1,300,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Subsequent Event [Member] | Shamus [Member] | Shamus Warrants [Member]
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion		100.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		352,941